BANK LOANS (Details Narrative) - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Short-term bank loans	[1]	$ 7,262,180		$ 7,792,125
Debt instrument maturity date, description		mature on various dates from July 9, 2022 to December 17, 2022.
Weighted average interest rate, percentage		4.86%	5.84%
Interest expenses		$ 300,000	$ 300,000
Minimum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate		4.50%
Maximum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate		5.40%

[1]	Detailed information of secured short-term loan balances as of June 30, 2022 and December 31, 2021 were as follows: